COMPANY'S OPERATIONS - Equity interest (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
F&E Tecnologia do Brasil S.A.
COMPANY'S OPERATIONS
Main activity	Biofuel production, except alcohol
Country	Brazil
Percentage of ownership equity interests, Accounting method, Consolidated	100.00%	100.00%
Fibria Celulose (USA) Inc.
COMPANY'S OPERATIONS
Main activity	Business office
Country	United States of America
Percentage of ownership equity interests, Accounting method, Consolidated	100.00%	100.00%
Fibria Overseas Finance Ltd.
COMPANY'S OPERATIONS
Main activity	Financial fundraising
Country	Cayman Island
Percentage of ownership equity interests, Accounting method, Consolidated	100.00%	100.00%
Fibria Terminal de Celulose de Santos SPE S.A.
COMPANY'S OPERATIONS
Main activity	Port operations
Country	Brazil
Percentage of ownership equity interests, Accounting method, Consolidated	100.00%	100.00%
FuturaGene Ltd.
COMPANY'S OPERATIONS
Main activity	Biotechnology research and development
Country	England
Percentage of ownership equity interests, Accounting method, Consolidated	100.00%	100.00%
FuturaGene Delaware Inc.
COMPANY'S OPERATIONS
Main activity	Biotechnology research and development
Country	United States of America
Percentage of ownership equity interests, Accounting method, Consolidated	100.00%	100.00%
FuturaGene Israel Ltd.
COMPANY'S OPERATIONS
Main activity	Biotechnology research and development
Country	Israel
Percentage of ownership equity interests, Accounting method, Consolidated	100.00%	100.00%
FuturaGene Inc.
COMPANY'S OPERATIONS
Main activity	Biotechnology research and development
Country	United States of America
Percentage of ownership equity interests, Accounting method, Consolidated	100.00%	100.00%
Maxcel Empreendimentos e Participacoes S.A.
COMPANY'S OPERATIONS
Main activity	Holding
Country	Brazil
Percentage of ownership equity interests, Accounting method, Consolidated	100.00%	100.00%
Itacel - Terminal de Celulose de Itaqui S.A.
COMPANY'S OPERATIONS
Main activity	Port operations
Country	Brazil
Percentage of ownership equity interests, Accounting method, Consolidated	100.00%	100.00%
MMC Brasil Indústria e Comércio Ltda [Member]
COMPANY'S OPERATIONS
Main activity	Industrialization and commercialization of wipes, cleaning and sanitary and personal hygiene products.
Country	Brazil
Percentage of ownership equity interests, Accounting method, Consolidated	0.00%
Mucuri Energetica S.A
COMPANY'S OPERATIONS
Main activity	Power generation and distribution
Country	Brazil
Percentage of ownership equity interests, Accounting method, Consolidated	100.00%	100.00%
Paineiras Logistica e Transportes Ltda.
COMPANY'S OPERATIONS
Main activity	Road freight transport
Country	Brazil
Percentage of ownership equity interests, Accounting method, Consolidated	100.00%	100.00%
Portocel - Terminal Espec. Barra do Riacho S.A.
COMPANY'S OPERATIONS
Main activity	Port operations
Country	Brazil
Percentage of ownership equity interests, Accounting method, Consolidated	51.00%	51.00%
Projetos Especiais e Investimentos Ltda.
COMPANY'S OPERATIONS
Main activity	Commercialization of equipment and parts
Country	Brazil
Percentage of ownership equity interests, Accounting method, Consolidated	100.00%	100.00%
SFBC Participacoes Ltda.
COMPANY'S OPERATIONS
Main activity	Packaging production
Country	Brazil
Percentage of ownership equity interests, Accounting method, Consolidated	100.00%	100.00%
Stenfar S.A. Indl. Coml. Imp. Y. Exp.
COMPANY'S OPERATIONS
Main activity	Commercialization of paper and computer materials
Country	Argentina
Percentage of ownership equity interests, Accounting method, Consolidated	100.00%	100.00%
Suzano Austria GmbH
COMPANY'S OPERATIONS
Main activity	Financial fundraising
Country	Austria
Percentage of ownership equity interests, Accounting method, Consolidated	100.00%	100.00%
Suzano Canada Inc.
COMPANY'S OPERATIONS
Main activity	Lignin research and development
Country	Canada
Percentage of ownership equity interests, Accounting method, Consolidated	100.00%	100.00%
Suzano Ecuador S.A.S. [Member]
COMPANY'S OPERATIONS
Main activity	Business office
Country	Ecuador
Percentage of ownership equity interests, Accounting method, Consolidated	100.00%
Suzano Finland Oy
COMPANY'S OPERATIONS
Main activity	Industrialization and commercialization of cellulose, microfiber cellulose and paper
Country	Finland
Percentage of ownership equity interests, Accounting method, Consolidated	100.00%	100.00%
Suzano International Finance B.V
COMPANY'S OPERATIONS
Main activity	Financial fundraising
Country	Netherlands
Percentage of ownership equity interests, Accounting method, Consolidated	100.00%	100.00%
Suzano International Holding B.V [Member]
COMPANY'S OPERATIONS
Main activity	Holding
Country	Netherlands
Percentage of ownership equity interests, Accounting method, Consolidated	100.00%
Suzano International Trade GmbH
COMPANY'S OPERATIONS
Main activity	Business office
Country	Austria
Percentage of ownership equity interests, Accounting method, Consolidated	100.00%	100.00%
Suzano Material Technology Development Ltd.
COMPANY'S OPERATIONS
Main activity	Biotechnology research and development
Country	China
Percentage of ownership equity interests, Accounting method, Consolidated	100.00%	100.00%
Suzano Netherlands B.V. [Member]
COMPANY'S OPERATIONS
Main activity	Financial fundraising
Country	Netherlands
Percentage of ownership equity interests, Accounting method, Consolidated	100.00%
Suzano Operacoes Industriais e Florestais S.A.
COMPANY'S OPERATIONS
Main activity	Industrialization, commercialization and exporting of pulp
Country	Brazil
Percentage of ownership equity interests, Accounting method, Consolidated	100.00%	100.00%
Suzano Pulp and Paper America Inc.
COMPANY'S OPERATIONS
Main activity	Business office
Country	United States of America
Percentage of ownership equity interests, Accounting method, Consolidated	100.00%	100.00%
Suzano Pulp and Paper Europe S.A.
COMPANY'S OPERATIONS
Main activity	Business office
Country	Switzerland
Percentage of ownership equity interests, Accounting method, Consolidated	100.00%	100.00%
Suzano Shanghai Ltd.
COMPANY'S OPERATIONS
Main activity	Business office
Country	China
Percentage of ownership equity interests, Accounting method, Consolidated	100.00%	100.00%
Suzano Trading Ltd.
COMPANY'S OPERATIONS
Main activity	Business office
Country	China
Percentage of ownership equity interests, Accounting method, Consolidated	100.00%
Suzano Singapore Pte. Ltd [Member]
COMPANY'S OPERATIONS
Main activity	Business office
Country	Singapore
Percentage of ownership equity interests, Accounting method, Consolidated	100.00%
Suzano Trading International KFT
COMPANY'S OPERATIONS
Main activity	Business office
Country	Hungary
Percentage of ownership equity interests, Accounting method, Consolidated	100.00%	100.00%
Suzano Ventures LLC
COMPANY'S OPERATIONS
Main activity	Corporate venture capital
Country	United States of America
Percentage of ownership equity interests, Accounting method, Consolidated	100.00%	100.00%
Veracel Celulose S.A.
COMPANY'S OPERATIONS
Main activity	Industrialization, commercialization and exporting of pulp
Country	Brazil
Percentage of ownership equity interests, Accounting method, Fair value through other comprehensive income	50.00%	50.00%
Biomas Serviços Ambientais, Restauração e Carbono S.A.
COMPANY'S OPERATIONS
Main activity	Restoration, conservation and preservation of forests
Country	Brazil
Percentage of ownership equity interests, Accounting method, Equity	16.66%	100.00%
Ensyn Corporation
COMPANY'S OPERATIONS
Main activity	Biofuel research and development
Country	United States of America
Percentage of ownership equity interests, Accounting method, Equity	25.53%	26.59%
F&E Technologies LLC
COMPANY'S OPERATIONS
Main activity	Biofuel production, except alcohol
Country	United States of America
Percentage of ownership equity interests, Accounting method, Equity	50.00%	50.00%
Ibema Companhia Brasileira de Papel
COMPANY'S OPERATIONS
Main activity	Industrialization and commercialization of paperboard
Country	Brazil
Percentage of ownership equity interests, Accounting method, Equity	49.90%	49.90%
Spinnova Plc
COMPANY'S OPERATIONS
Main activity	Research of sustainable raw materials for the textile industry
Country	Finland
Percentage of ownership equity interests, Accounting method, Equity	18.78%	19.03%
Woodspin Oy
COMPANY'S OPERATIONS
Main activity	Development and production of cellulose-based fibers, yarns and textile filaments
Country	Finland
Percentage of ownership equity interests, Accounting method, Equity	50.00%	50.00%
Celluforce Inc.
COMPANY'S OPERATIONS
Main activity	Nanocrystalline pulp research and development
Country	Canada
Percentage of ownership equity interests, Accounting method, Fair value through other comprehensive income	8.28%	8.28%